Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 102,990	€ 48,871	€ 17,416
Cost of sales	(238,195)	(14,173)	(27,983)
Selling and distribution expenses	(1,743)	(733)	(1,755)
Research and development expenses	(815,907)	(113,808)	(43,242)
General and administrative expenses	(100,402)	(53,554)	(48,969)
Income from release of governmental contract liabilities	574,502
Other operating income	67,702	24,150	5,587
Other operating expenses	(1,210)	(568)	(552)
Operating loss	(412,263)	(109,815)	(99,498)
Finance income	10,103	2,070	833
Finance expenses	(10,338)	(22,103)	(1,460)
Loss before income tax	(412,498)	(129,848)	(100,125)
Income tax benefit/ (expense)	782	726	252
Net loss for the period	(411,716)	(129,122)	(99,873)
Other comprehensive income:
Foreign currency adjustments	(91)	35	32
Total comprehensive loss for the period	€ (411,807)	€ (129,087)	€ (99,841)
Basic loss per share	€ (2.21)	€ (0.98)	€ (1.03)
Diluted loss per share	€ (2.21)	€ (0.98)	€ (1.03)